Goodwill and intangible assets - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Line Items]
Goodwill	$ 764.0		$ 762.2	$ 759.4
Indefinite-lived intangible assets	0.5		0.5
Amortization expense on intangible asset	33.4	$ 32.9	65.8	67.7	$ 70.2
Unfavorable leasehold interests	17.3		18.5	20.8
Amortization expense on unfavorable leasehold interests	1.1	1.1	2.3	3.3	8.1
Goodwill, impairment loss	0.0	0.0	0.0	0.0	0.0
Favorable Leasehold Interests
Goodwill And Intangible Assets Disclosure [Line Items]
Amortization expense on intangible asset	$ 3.3	$ 2.7	$ 5.4	$ 7.3	$ 9.8